Repurchase Agreements	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Repurchase Agreements
(7)	Repurchase Agreements:

At December 31, 2016, the Company provided investment securities with a market value and book value of $47.7 million as collateral for repurchase agreements. The maximum repurchase balance outstanding during the year ended December 31, 2016, and December 31, 2015, was $54.8 million and $57.4 million, respectively.

At December 31, 2016, and December 31, 2015, the respective cost and maturities of the Company’s repurchase agreements are as follows:

2016
Third Party	Balance	Average Rate	Maturity
Various customers	$47,655	0.91%	Overnight

Total	$47,655	0.91%

2015
Third Party	Balance	Average Rate	Maturity	Comments
Merrill Lynch	$6,000	4.36%	9/18/2016	Quarterly callable
Various customers	39,770	0.61%		Overnight

Total	$45,770	1.13%